COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended			2 Months Ended	12 Months Ended
	Jan. 16, 2026	Nov. 11, 2025	May 13, 2025	Feb. 13, 2025	Mar. 28, 2022	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Reverse stock split			1-for-40							1 for 40
Forward purchase agreement liability										$ 49,034
Forward purchase agreement liability							$ 95,662		$ 95,662	95,662
Instaprin Pharmaceuticals Inc [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Assets acquired					$ 3,628,325
Business acquistion percentage					20.00%
Transaction costs					$ 5,000,000
Business acquistion description					10
Subsequent Event [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Reverse stock split	1-for-40
Arena Business Solutions Global SPC II Ltd [Member] | Subsequent Event [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Additional payment of commitment fee shares						6,066
Purchase Agreement [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Forward purchase agreement liability										49,034
Change in fair value of derivatives										49,034
Purchase Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Value of shares availbale for purchase				$ 100,000,000
Number of shares issued				50,000
Freely tradable shares issued				27,663
Second ELOC Agreement [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Forward purchase agreement liability							$ 95,662		$ 95,662	$ 95,662
Second ELOC Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Value of shares availbale for purchase		$ 100,000,000
Number of shares issued							75,325	75,325	75,325
Shares issuable description		In consideration for the Arena’s execution and delivery of the Second ELOC Agreement, the Company is required to issue Common Shares to Arena equal to $250,000 divided by the lowest 1-Trading Day VWAP of the Common Shares of the five (5) Trading Days immediately preceding the effectiveness of the initial registration statement (the “Commitment Fee Shares”), plus $25,000 in Common shares for fees associated with the prior ELOC Agreement with the Company, based on a price equal to the lowest 1-Trading Day VWAP of the Common Shares of the five (5) Trading Days immediately preceding the date of execution and delivery of this Agreement
Second ELOC Agreement [Member] | Arena Business Solutions Global SPC II Ltd [Member] | Subsequent Event [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Additional payment of commitment fee shares						6,066
Warrant [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Warrants outstanding			73,225
Private Placement Warrants [Member]
CommitmentsAndContingenciesDisclosureLineItems [Line Items]
Warrants outstanding			244,083